Investment Securities, Available-for-sale Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Amortized cost and fair value of the debt securities available for sale [Abstract]
Amortized Cost	$ 580,670	$ 631,590
Gross Unrealized Gains	121	136
Gross Unrealized Losses	8,861	11,401
Fair Value	571,930	620,325
Amortized cost and fair value of the equity securities available for sale [Abstract]
Amortized Cost	35	35
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	35	35
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	580,705	631,625
Gross Unrealized Gains	121	136
Gross Unrealized Losses	8,861	11,401
Fair Value	571,965	620,360
U. S. Government Sponsored Enterprises [Member]
Amortized cost and fair value of the debt securities available for sale [Abstract]
Amortized Cost	139,890	119,887
Gross Unrealized Gains	27	0
Gross Unrealized Losses	2,066	2,621
Fair Value	137,851	117,266
State and Political Subdivisions [Member]
Amortized cost and fair value of the debt securities available for sale [Abstract]
Amortized Cost	515	873
Gross Unrealized Gains	10	13
Gross Unrealized Losses	0	0
Fair Value	525	886
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Amortized cost and fair value of the debt securities available for sale [Abstract]
Amortized Cost	320,614	378,068
Gross Unrealized Gains	84	123
Gross Unrealized Losses	4,715	5,883
Fair Value	315,983	372,308
Corporate Bonds [Member]
Amortized cost and fair value of the debt securities available for sale [Abstract]
Amortized Cost	40,270	40,956
Gross Unrealized Gains	0	0
Gross Unrealized Losses	108	251
Fair Value	40,162	40,705
Small Business Administration-Guaranteed Participation Securities [Member]
Amortized cost and fair value of the debt securities available for sale [Abstract]
Amortized Cost	68,921	81,026
Gross Unrealized Gains	0	0
Gross Unrealized Losses	1,862	2,527
Fair Value	67,059	78,499
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Commercial [Member]
Amortized cost and fair value of the debt securities available for sale [Abstract]
Amortized Cost	9,810	10,130
Gross Unrealized Gains	0	0
Gross Unrealized Losses	110	119
Fair Value	9,700	10,011
Other [Member]
Amortized cost and fair value of the debt securities available for sale [Abstract]
Amortized Cost	650	650
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	$ 650	$ 650